Note 23 - Accounting for Suspended Exploratory Wells, Unproved oil and gas properties (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Unproved oil and gas properties [Roll Forward]
Beginning balance at January 1	$ 5,902
Additions to capitalized costs pending determination of proved reserves	4,560	3,383
Capitalized exploratory costs charged to expense	(1,201)	(1,251)
Transfers to property, plant and equipment based on the determination of the proved reserves	(1,659)	(613)
Cumulative translation adjustment	244	825
Ending balance at December 31,	$ 7,846	$ 5,902